ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2017
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

9.             ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	December 31,	December 31,
	2017	2016

Trade payables	$35,142	$67,099
Accrued liabilities	17,488	41,297
Employee benefit liability	4,783	—
Restricted share unit liability	2,730	2,668
Accrued interest on convertible notes	660	—
Royalty payable	146	—

	$60,949	$111,064

Non-current portion of restricted share unit liability	(511)	—

Current portion of accounts payable and accrued liabilities	$60,438	$111,064